Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	12
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:	$1,148,453,622.72

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%	February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%	January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%	July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%	August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%	August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%	August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%	July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$228,777,775.16	0.6267884	$201,225,332.48	0.5513023	$27,552,442.68
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000	$-
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$769,617,775.16	0.6751981	$742,065,332.48	0.6510259	$27,552,442.68

Weighted Avg. Coupon (WAC)	3.27%		3.27%
Weighted Avg. Remaining Maturity (WARM)	49.05		48.09
Pool Receivables Balance	$816,438,135.43		$787,655,870.91
Remaining Number of Receivables	52,811		51,997

Adjusted Pool Balance	$786,844,579.50		$759,292,136.82

III. COLLECTIONS

Principal:
Principal Collections	$27,649,805.77
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$736,609.04
Total Principal Collections	$28,386,414.81

Interest:
Interest Collections	$2,321,275.54
Late Fees & Other Charges	$53,053.95
Interest on Repurchase Principal	$-
Total Interest Collections	$2,374,329.49

Collection Account Interest	$1,495.18
Reserve Account Interest	$178.21
Servicer Advances	$-

Total Collections	$30,762,417.69

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	12
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$30,762,417.69
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$30,762,417.69

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$680,365.11		$680,365.11	$680,365.11
Collection Account Interest					$1,495.18
Late Fees & Other Charges					$53,053.95
Total due to Servicer					$734,914.24

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$87,698.15		$87,698.15
Class A-3 Notes		$229,100.00		$229,100.00
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$444,277.15		$444,277.15	$444,277.15

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$29,447,949.30

9. Regular Principal Distribution Amount:					$27,552,442.68

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$27,552,442.68
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$27,552,442.68		$27,552,442.68
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$27,552,442.68		$27,552,442.68

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,895,506.62

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$29,593,555.93
Beginning Period Amount	$29,593,555.93
Current Period Amortization	$1,229,821.84
Ending Period Required Amount	$28,363,734.09
Ending Period Amount	$28,363,734.09
Next Distribution Date Amount	$27,159,761.05

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	12
30/360 Days	30
Actual/360 Days	33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.19%	2.27%	2.27%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.92%	51,437	98.58%	$776,504,366.32
30 - 60 Days	0.85%	441	1.11%	$8,772,514.50
61 - 90 Days	0.18%	95	0.24%	$1,896,139.81
91 + Days	0.05%	24	0.06%	$482,850.28
		51,997		$787,655,870.91
Total
Delinquent Receivables 61 + days past due	0.23%	119	0.30%	$2,378,990.09
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.23%	124	0.30%	$2,479,456.12
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.25%	136	0.31%	$2,637,709.06
Three-Month Average Delinquency Ratio	0.24%		0.31%

Repossession in Current Period		51		$1,052,406.94
Repossession Inventory		104		$685,979.70

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,132,458.75
Recoveries				$(736,609.04)
Net Charge-offs for Current Period				$395,849.71

Beginning Pool Balance for Current Period				$816,438,135.43

Net Loss Ratio				0.58%
Net Loss Ratio for 1st Preceding Collection Period				0.44%
Net Loss Ratio for 2nd Preceding Collection Period				0.85%
Three-Month Average Net Loss Ratio for Current Period				0.62%

Cumulative Net Losses for All Periods				$6,321,732.29
Cumulative Net Losses as a % of Initial Pool Balance				0.53%

Principal Balance of Extensions				$4,328,011.61
Number of Extensions				204